Dec. 29, 2016

TRUST FOR CREDIT UNIONS

TCU SHARES

INVESTOR SHARES

Supplement dated February 17, 2017 to the

Prospectuses and Statements of Additional Information dated December 29, 2016

At an in-person meeting held on February 10, 2017, the Board of Trustees of Trust for Credit Unions (“TCU” or the “Trust”) unanimously voted to change the investment adviser to ALM First Financial Advisors, LLC (“ALM First”) effective April 16, 2017 (the “Effective Date”). At that meeting, the Board of Trustees of the Trust also approved an interim investment advisory agreement and a new investment advisory agreement with ALM First, on behalf of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio (the “Portfolios”). The new investment advisory agreement contains substantially similar terms as the current investment advisory agreement with Goldman Sachs Asset Management, L.P., but includes lower investment advisory fees for the Portfolios of 0.12% of the first $250 million in assets, 0.10% of the assets between $250 million and $500 million, and 0.07% of the assets above $500 million, based on the aggregate average daily net assets of the Portfolios.

As of the Effective Date, if the new investment advisory agreement with ALM First has not been approved by shareholders, ALM First will provide investment advisory services to the Portfolios pursuant to an interim investment advisory agreement. ALM First will also provide investment advisory services to the Portfolios pursuant to a new investment advisory agreement, provided that such advisory agreement is approved by Portfolio shareholders. The interim advisory agreement will become effective with respect to each Portfolio upon the Effective Date, which may take place prior to shareholder approval of the new advisory agreement with respect to each Portfolio. The interim advisory agreement provides that, for up to 150 days following the Effective Date, ALM First will act as investment adviser to the Portfolios on substantially the same terms, other than the new lower fee structure described above, as the current investment advisory agreement until the new advisory agreement is approved by shareholders.

A special meeting of shareholders of the Portfolios will be held at which shareholders will be asked to consider and approve the new investment advisory agreement. Shareholders of record of each Portfolio as of the record date will be entitled to vote and should expect to receive a proxy statement providing more information about the new investment advisory agreement.

The Board of Trustees of the Trust has also approved ALM First as the investment advisor pursuant to an investment advisory agreement for the Trust’s Government Money Market Portfolio, effective as of the Effective Date. The Government Money Market Portfolio suspended its operations as of the close of business on May 30, 2014. For its services to the Government Money Market Portfolio, ALM First will be entitled to a fee of 0.10% of the first $50 million and 0.05% of the assets above $50 million, based on the average daily net assets of the Government Money Market Portfolio.